Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 7,711	¥ 2,933	¥ 6,035
Additions for tax positions of the current year	312	869	149
Additions for tax positions of prior years	388	4,903	431
Reductions for tax positions of prior years	(3,141)	(1,546)	(2,139)
Settlements with tax authorities	(347)	(41)	(1,264)
Other	1,278	593	(279)
Balance at end of year	¥ 6,201	¥ 7,711	¥ 2,933